LOAN SERVICING	12 Months Ended
Dec. 31, 2011
LOAN SERVICING [Abstract]
LOAN SERVICING
NOTE 6-LOAN SERVICING

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets. The unpaid principal balances of these loans are summarized as follows:

	At December 31,
	2011	2010
	(in thousands)
Mortgage loan servicing portfolios
FHLMC	$285	$342
FNMA	108,275	98,367
Other investors	10,434	14,348
	$118,994	$113,057

Custodial balances maintained in connection with the foregoing loan servicing totaled approximately $1,202,000 and $914,000 and are included as deposits at December 31, 2011 and 2010, respectively. Net servicing (loss) income on mortgage loans serviced for others was $(98,000) and $57,000 for the years ended December 31, 2011 and 2010, respectively.